Investment Strategy	Jul. 31, 2026
Aristotle Core Bond Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to achieve its investment goal by investing, under normal circumstances, at least 80% of its net assets in debt instruments. For purposes of this 80% policy, debt instruments include, without limitation, corporate bonds, mortgage-related securities, asset-backed securities, debt instruments issued by the U.S. government or its related agencies, U.S. dollar-denominated debt instruments issued by developed foreign governments and corporations and other fixed income and income-producing debt instruments. Exchange-traded funds (“ETFs”) that have adopted a policy of investing at least 80% of their net assets in such investments are treated as such investments for purposes of this 80% policy. The Fund primarily invests in a broad range of investment grade debt instruments and may invest up to 65% of its assets in corporate bonds. The Fund may invest up to 30% of its assets in U.S. dollar-denominated debt instruments of developed foreign governments and corporations. For these purposes, the Fund defines investment grade debt instruments as: (i) securities rated BBB-/Baa3 or higher by a nationally recognized statistical rating organization (“NRSRO”), (ii) securities with comparable short-term NRSRO ratings, or (iii) unrated securities determined by the sub-adviser to be of comparable quality, each at the time of purchase. The Fund considers “split-rated” securities, i.e., when two or more NRSROs assign different ratings for the same security, to be of investment grade if at least one of the ratings of the security is comparable to or higher than the ratings disclosed above. The Fund may lend its portfolio securities to generate additional income.
The Fund expects to maintain a weighted average duration within two years (plus or minus) of the Bloomberg US Aggregate Bond Index. Duration is often used to measure a bond’s sensitivity to interest rates. The longer a fund’s duration, the more sensitive it is to Interest Rate Risk. The shorter a fund’s duration, the less sensitive it is to Interest Rate Risk. The duration of the Bloomberg US Aggregate Bond Index was 5.88 years as of June 30, 2026.
The sub-adviser’s investment process for the Fund is based on the sub-adviser’s fundamental research process, which considerations are described below.
Individual investments may be purchased or sold in the event the sub-adviser decides to adjust debt asset class weightings within the portfolio. An investment is generally sold when the sub-adviser believes that the issue has realized its price appreciation target, the issue no longer offers relative value, or an adverse change in corporate or sector fundamentals has occurred.
The sub-adviser normally invests the Fund’s assets across different groups of industries/sectors but may invest a significant percentage of the Fund’s assets in issuers in a single sector. The components of the Fund are likely to change over time.
Fundamental Research Process. The sub-adviser’s fundamental research process combines a bottom-up issuer analysis and top-down market assessment. A bottom-up issuer analysis relies upon the sub-adviser’s fundamental research analysis of individual issuers. A top-down market assessment provides a framework for portfolio risk positioning and sector allocations. Once this is determined, the sub-adviser looks for companies that it believes have sustainable competitive positions, strong management teams and the ability to repay or refinance its debt obligations. The sub-adviser performs a credit analysis on each potential issuer and a relative value analysis for each potential investment. When selecting investments, the sub-adviser may invest in instruments that it believes have the potential for capital appreciation.

Strategy Portfolio Concentration [Text]	The sub-adviser normally invests the Fund’s assets across different groups of industries/sectors but may invest a significant percentage of the Fund’s assets in issuers in a single sector. The components of the Fund are likely to change over time.
Aristotle Core Income Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
This Fund invests principally in income-producing debt instruments. Under normal circumstances, the Fund will invest at least 60% of its net assets in investment grade debt instruments, including corporate debt securities, asset-backed securities, mortgage-related securities, U.S. government securities and agency securities. U.S. government securities consist of U.S. Treasury securities and securities issued or guaranteed by U.S. government agencies or instrumentalities. For these purposes, the Fund defines investment grade debt instruments as: (i) securities rated BBB-/Baa3 or higher by a nationally recognized statistical rating organization (“NRSRO”), (ii) securities with comparable short-term NRSRO ratings, or (iii) unrated securities determined by the sub-adviser to be of comparable quality, each at the time of purchase. The Fund considers “split-rated” securities, i.e., when two or more NRSROs assign different ratings for the same security, to be of investment grade if at least one of the ratings of the security is comparable to or higher than the ratings disclosed above. The Fund may invest up to 35% of its assets in non-investment grade (high yield/high risk, sometimes called “junk bonds”) debt instruments and floating rate senior loans. Debt instruments in which the Fund invests may include those denominated in U.S. dollars and issued by foreign entities in developed markets. The Fund may lend its portfolio securities to generate additional income.
The Fund expects to maintain a weighted average duration within two years (plus or minus) of the Bloomberg US Aggregate Bond Index. Duration is often used to measure a bond’s sensitivity to interest rates. The longer a fund’s duration, the more sensitive it is to Interest Rate Risk. The shorter a fund’s duration, the less sensitive it is to Interest Rate Risk. The duration of the Bloomberg US Aggregate Bond Index was 5.88 years as of June 30, 2026.
The sub-adviser normally invests the Fund’s assets across different groups of industries/sectors but may invest a significant percentage of the Fund’s assets in issuers in a single sector. The components of the Fund are likely to change over time.
Fundamental Research Process. The sub-adviser’s fundamental research process combines a bottom-up issuer analysis and top-down market assessment. A bottom-up issuer analysis relies upon the sub-adviser’s fundamental research analysis of individual issuers. A top-down market assessment provides a framework for portfolio risk positioning and sector allocations. Once this is determined, the sub-adviser looks for companies that it believes have sustainable competitive positions, strong management teams and the ability to repay or refinance its debt obligations. The sub-adviser performs a credit analysis on each potential issuer and a relative value analysis for each potential investment. When selecting investments, the sub-adviser may invest in instruments that it believes have the potential for capital appreciation.
Individual investment selection is based on the sub-adviser’s fundamental research process. Individual investments may be purchased or sold in the event the sub-adviser decides to adjust debt asset class weightings within the portfolio. An investment is generally sold when the sub-adviser believes that the issue has realized its price appreciation target, the issue no longer offers relative value, or an adverse change in corporate or sector fundamentals has occurred.

Strategy Portfolio Concentration [Text]	The sub-adviser normally invests the Fund’s assets across different groups of industries/sectors but may invest a significant percentage of the Fund’s assets in issuers in a single sector. The components of the Fund are likely to change over time.
Aristotle Floating Rate Income Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to achieve its investment goal by investing, under normal circumstances, at least 80% of its net assets in floating rate loans and floating rate debt instruments. Exchange-traded funds (“ETFs”) that have adopted a policy of investing at least 80% of their net assets in such investments are treated as such investments for purposes of this 80% policy. This Fund invests principally in income-producing floating rate loans and floating rate debt instruments, which are those with interest rates which float, adjust, or vary periodically based upon a benchmark indicator, a specified adjustment schedule or prevailing interest rates. Floating rate loans and floating rate debt instruments in which the Fund invests consist of senior secured and unsecured floating rate loans, secured and unsecured second lien floating rate loans, and floating rate debt securities of domestic and foreign issuers. Senior floating rate loans and some floating rate debt securities are debt instruments that may have a right to payment that is senior to most other debts of the borrowers. Second lien loans are generally second in line in terms of repayment priority with respect to the pledged collateral. Borrowers may include corporations, partnerships and other entities that operate in a variety of industries and geographic regions. Generally, secured floating rate loans are secured by specific assets of the borrower.
Floating rate loans will generally be purchased from banks or other financial institutions through assignments or participations. A direct interest in a floating rate loan may be acquired directly from the agent of the lender or another lender by assignment or an indirect interest may be acquired as a participation in another lender’s portion of a floating rate loan.
The Fund is expected to invest substantially all of its assets in floating rate loans and other debt instruments that are at the time of investment rated non-investment grade or, if unrated, are of comparable quality as determined by the sub-adviser. The Fund may invest up to 20% of its assets in other types of debt instruments or securities including non-investment grade (high yield/high risk, sometimes called “junk bonds”) debt instruments. The Fund may lend its portfolio securities to generate additional income.
The Fund may invest up to 25% of its assets in U.S. dollar denominated foreign investments, principally in developed markets.
The sub-adviser normally invests the Fund’s assets across different groups of industries/sectors but may invest a significant percentage of the Fund’s assets in issuers in a single sector. The components of the Fund are likely to change over time.
Fundamental Research Process. Individual investment selection is based on the sub-adviser’s fundamental research process. The sub-adviser’s fundamental research process combines a bottom-up issuer analysis and top-down market assessment. A bottom-up issuer analysis relies upon the sub-adviser’s fundamental research analysis of individual issuers. A top-down market assessment provides a framework for portfolio risk positioning and sector allocations. Once this is determined, the sub-adviser looks for companies that it believes have sustainable competitive positions, strong management teams and the ability to repay or refinance its debt obligations. The sub-adviser performs a credit analysis on each potential issuer and a relative value analysis for each potential investment. When selecting investments, the sub-adviser may invest in instruments that it believes have the potential for capital appreciation.
An investment is generally sold when the sub-adviser believes that the issue has realized its price appreciation target, the issue no longer offers relative value, or an adverse change in corporate or sector fundamentals has occurred.
Strategy Portfolio Concentration [Text]	The sub-adviser normally invests the Fund’s assets across different groups of industries/sectors but may invest a significant percentage of the Fund’s assets in issuers in a single sector. The components of the Fund are likely to change over time.
Aristotle High Yield Bond Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to achieve its investment goal by investing, under normal circumstances, at least 80% of its net assets in non-investment grade (high yield/high risk, sometimes called “junk bonds”) debt instruments or in instruments with characteristics of non-investment grade debt instruments. Such instruments may include floating rate loans, senior loans, bank obligations and assignments, variable and floating rate securities, and other debt instruments that are non-investment grade or are unrated and determined by the sub-adviser to be of comparable quality to non-investment grade debt instruments. Exchange-traded funds (“ETFs”) that have adopted a policy of investing at least 80% of their net assets in such investments are treated as such investments for purposes of this 80% policy. The Fund invests principally in debt instruments that have intermediate to long terms to maturity. Debt instruments in which the Fund invests focus on corporate bonds and notes, but may also include floating rate loans, and may also be of foreign issuers that are denominated in U.S. dollars. The Fund may lend its portfolio securities to generate additional income.
The sub-advisers normally invests the Fund’s assets across different groups of industries/sectors but may invest a significant percentage of the Fund’s assets in issuers in a single sector. The components of the Fund are likely to change over time.
Fundamental Research Process. The sub-adviser’s fundamental research process combines a bottom-up issuer analysis and top-down market assessment. A bottom-up issuer analysis relies upon the sub-adviser’s fundamental research analysis of individual issuers. A top-down market assessment provides a framework for portfolio risk positioning and sector allocations. Once this is determined, the sub-adviser looks for companies that it believes have sustainable competitive positions, strong management teams and the ability to repay or refinance its debt obligations. The sub-adviser performs a credit analysis on each potential issuer and a relative value analysis for each potential investment. When selecting investments, the sub-adviser may invest in instruments that it believes have the potential for capital appreciation.
Individual investment selection is based on the sub-adviser’s fundamental research process. An investment is generally sold when the sub-adviser believes that the issue has realized its price appreciation target, the issue no longer offers relative value, or an adverse change in corporate or sector fundamentals has occurred.

Strategy Portfolio Concentration [Text]	The sub-advisers normally invests the Fund’s assets across different groups of industries/sectors but may invest a significant percentage of the Fund’s assets in issuers in a single sector. The components of the Fund are likely to change over time.
Aristotle Short Duration Income Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
This Fund invests principally in income-producing debt instruments. Under normal circumstances, the Fund will invest at least 70% of its net assets in investment grade debt instruments, including corporate debt, asset-backed securities, mortgage-related securities, U.S. government securities and agency securities. U.S. government securities consist of U.S. Treasury securities and securities issued or guaranteed by U.S. government agencies or instrumentalities. For these purposes, the Fund defines investment grade debt instruments as: (i) securities rated BBB-/Baa3 or higher by a nationally recognized statistical rating organization (“NRSRO”), (ii) securities with comparable short-term NRSRO ratings, or (iii) unrated securities determined by the sub-adviser to be of comparable quality, each at the time of purchase. The Fund considers “split-rated” securities, i.e., when two or more NRSROs assign different ratings for the same security, to be of investment grade if at least one of the ratings of the security is comparable to or higher than the ratings disclosed above. The Fund may invest up to 30% of its assets in non-investment grade (high yield/high risk, sometimes called “junk bonds”) debt instruments and floating rate senior loans. Debt instruments in which the Fund invests may include those denominated in U.S. dollars and issued by foreign entities that are primarily in developed markets. The Fund may lend its portfolio securities to generate additional income.
The Fund expects to maintain a weighted average duration within one year (plus or minus) of the Bloomberg US 1-3 Year Government/Credit Bond Index, although the investments held by the Fund may have short, intermediate and long terms to maturity. Duration is often used to measure a bond’s or fund’s sensitivity to interest rates. The longer a fund’s duration, the more sensitive it is to interest rate risk. The shorter a fund’s duration, the less sensitive it is to interest rate risk. Maturity of a debt instrument, however, refers to the specific period of time until final payment (principal and any applicable interest) is due. The duration of the Bloomberg US 1-3 Year Government/Credit Bond Index was 1.86 years as of June 30, 2026.
The sub-adviser normally invests the Fund’s assets across different groups of industries/sectors but may invest a significant percentage of the Fund’s assets in issuers in a single sector. The components of the Fund are likely to change over time.
Fundamental Research Process. The sub-adviser’s fundamental research process combines a bottom-up issuer analysis and top-down market assessment. A bottom-up issuer analysis relies upon the sub-adviser’s fundamental research analysis of individual issuers. A top-down market assessment provides a framework for portfolio risk positioning and sector allocations. Once this is determined, the sub-adviser looks for companies that it believes have sustainable competitive positions, strong management teams and the ability to repay or refinance its debt obligations. The sub-adviser performs a credit analysis on each potential issuer and a relative value analysis for each potential investment. When selecting investments, the sub-adviser may invest in instruments that it believes have the potential for capital appreciation.
Individual investment selection is based on the sub-adviser’s fundamental research process. Individual investments may be purchased or sold in the event the sub-adviser decides to adjust debt asset class weightings within the portfolio. An investment is generally sold when the sub-adviser believes that the issue has realized its price appreciation target, the issue no longer offers relative value, or an adverse change in corporate or sector fundamentals has occurred.

Strategy Portfolio Concentration [Text]	The sub-adviser normally invests the Fund’s assets across different groups of industries/sectors but may invest a significant percentage of the Fund’s assets in issuers in a single sector. The components of the Fund are likely to change over time.
Aristotle Strategic Income Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
This Fund invests principally in income-producing debt instruments. The Fund’s allocations to non-investment grade debt instruments and investment grade debt instruments will change based on the sub-adviser’s view of market conditions and, as a result, may range from up to 70% of its net assets in non-investment grade (high yield/high risk, sometimes called “junk bonds”) debt instruments and floating rate loans to up to 65% of its net assets in investment grade debt instruments, including corporate debt securities, asset-backed securities, mortgage-related securities, U.S. government securities and agency securities. U.S. government securities consist of U.S. Treasury securities and securities issued or guaranteed by U.S. government agencies or instrumentalities. Debt instruments in which the Fund invests may include those denominated in U.S. dollars and issued by foreign entities in developed markets. For these purposes, the Fund defines investment grade securities as: (i) securities rated BBB-/Baa3 or higher by a nationally recognized statistical rating organization (“NRSRO”), (ii) securities with comparable short-term NRSRO ratings, or (iii) unrated securities determined by the Sub-
Adviser to be of comparable quality, each at the time of purchase. The Fund considers “split-rated” securities, i.e., when two or more NRSROs assign different ratings for the same security, to be of investment grade if at least one of the ratings of the security is comparable to or higher than the ratings disclosed above for which the Fund is permitted to invest in. The Fund may lend its portfolio securities to generate additional income.
The Fund’s weighted average duration is expected to be within a range of one to seven years. Duration is often used to measure a bond’s or fund’s sensitivity to interest rates. The longer a fund’s duration, the more sensitive it is to Interest Rate Risk. The shorter a fund’s duration, the less sensitive it is to Interest Rate Risk.
The Fund may also invest up to 10% of its assets, but not to exceed 20% in the aggregate, in each of the following investments: foreign currency denominated debt instruments, convertible securities or equity securities.
The sub-adviser normally invests the Fund’s assets across different groups of industries/sectors but may invest a significant percentage of the Fund’s assets in issuers in a single sector. The components of the Fund are likely to change over time.
Fundamental Research Process. The sub-adviser’s fundamental research process combines a bottom-up issuer analysis and top-down market assessment. A bottom-up issuer analysis relies upon the sub-adviser’s fundamental research analysis of individual issuers. A top-down market assessment provides a framework for portfolio risk positioning and sector allocations. Once this is determined, the sub-adviser looks for companies that it believes have sustainable competitive positions, strong management teams and the ability to repay or refinance its debt obligations. The sub-adviser performs a credit analysis on each potential issuer and a relative value analysis for each potential investment. When selecting investments, the sub-adviser may invest in instruments that it believes have the potential for capital appreciation.
Individual investment selection is based on the sub-adviser’s fundamental research process. Individual investments may be purchased or sold in the event the sub-adviser decides to adjust debt asset class weightings within the portfolio. An investment is generally sold when the sub-adviser believes that the issue has realized its price appreciation target, the issue no longer offers relative value, or an adverse change in corporate or sector fundamentals has occurred.

Strategy Portfolio Concentration [Text]	The sub-adviser normally invests the Fund’s assets across different groups of industries/sectors but may invest a significant percentage of the Fund’s assets in issuers in a single sector. The components of the Fund are likely to change over time.
Aristotle Ultra Short Income Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund primarily invests in investment grade, U.S. dollar-denominated short-term fixed and floating rate debt instruments, including corporate debt securities, mortgage-related securities, asset-backed securities, U.S. government securities and agency securities and money market instruments such as commercial paper, certificates of deposit, time deposits, deposit notes and bank notes. U.S. government securities consist of U.S. Treasury securities and securities issued or guaranteed by U.S. government agencies or instrumentalities. Debt instruments in which the Fund invests may include those denominated in U.S. dollars and issued by foreign entities. The Fund may lend its portfolio securities to generate additional income.
The weighted average duration of this Fund will vary based on the sub-adviser’s market forecasts and will not normally exceed one year and may not exceed two years. Duration is often used to measure a bond’s or fund’s sensitivity to interest rates. The longer a fund’s duration, the more sensitive it is to Interest Rate Risk. The shorter a fund’s duration, the less sensitive it is to Interest Rate Risk.
The dollar-weighted average maturity of this Fund will not exceed two years. Maturity of a debt instrument generally refers to the specific period of time until final payment (principal and any applicable interest) is due. In calculating average weighted maturities of mortgage related securities, asset-backed securities or similar securities, the maturity will be based on estimates of average life, which are based on prepayment assumptions.
The sub-adviser normally invests the Fund’s assets across different groups of industries/sectors but may invest a significant percentage of the Fund’s assets in issuers in a single sector. The components of the Fund are likely to change over time.
Fundamental Research Process. The sub-adviser’s fundamental research process combines a bottom-up issuer analysis and top-down market assessment. A bottom-up issuer analysis relies upon the sub-
adviser’s fundamental research analysis of individual issuers. A top-down market assessment provides a framework for portfolio risk positioning and sector allocations. Once this is determined, the sub-adviser looks for companies that it believes have sustainable competitive positions, strong management teams and the ability to repay or refinance its debt obligations. The sub-adviser performs a credit analysis on each potential issuer and a relative value analysis for each potential investment. When selecting investments, the sub-adviser may invest in instruments that it believes have the potential for capital appreciation.
Individual investment selection is based on the sub-adviser’s fundamental research process. Individual investments may be purchased or sold in the event the sub-adviser decides to adjust debt asset class weightings within the portfolio. An investment is generally sold when the sub-adviser believes that the issue has realized its price appreciation target, the issue no longer offers relative value, or an adverse change in corporate or sector fundamentals has occurred. The Fund is not a money market fund and is not subject to the special regulatory requirements designed to enable money market funds to maintain a stable share price.
Strategy Portfolio Concentration [Text]	The sub-adviser normally invests the Fund’s assets across different groups of industries/sectors but may invest a significant percentage of the Fund’s assets in issuers in a single sector. The components of the Fund are likely to change over time.
Aristotle Core Equity Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to achieve its investment goal by investing, under normal circumstances, at least 80% of its net assets in equity securities. Exchange-traded funds (“ETFs”) that have adopted a policy of investing at least 80% of their net assets in such investments are treated as such investments for purposes of this 80% policy. The Fund’s investments in equity securities may include common stocks, preferred stocks, convertible preferred stocks, depositary receipts, shares of publicly traded real estate investment trusts (“REITs”) and exchange-traded funds (“ETFs”) that invest primarily in equity securities, warrants and rights. The Fund’s investments in depositary receipts may include American, European, and Global Depositary Receipts (“ADRs,” “EDRs,” and “GDRs,” respectively). ADRs are receipts that represent interests in foreign securities held on deposit by U.S. banks. EDRs and GDRs have the same qualities as ADRs, except that they may be traded in several international trading markets. Although the Fund may invest in companies of any market capitalization and from any country, the sub-adviser’s investment process typically focuses on the universe of U.S. companies with market capitalizations in excess of $2 billion at initial investment. The Fund may lend its portfolio securities to generate additional income.
In pursuing the Fund’s investment goal, the sub-adviser employs a fundamental, bottom-up research driven approach to identify companies for investment by the Fund. The sub-adviser seeks to identify companies that it believes are positioned to benefit from one or more of the following: (i) shifts in industry spending, government spending and consumer trends; (ii) gains in market share from innovative products and strong intellectual property; and (iii) cyclical trends in the industry in which they operate and capable management that can take advantage of those trends. The investment process and allocation decisions result in a portfolio that blends both value and growth characteristics. At times, the Fund’s assets may be invested in securities of relatively few industries or sectors.
The Fund is benchmarked to the S&P 500® Index for performance measurement purposes. However, the sub-adviser is not constrained by the composition of the S&P 500® Index in selecting investments for the Fund.

Strategy Portfolio Concentration [Text]	At times, the Fund’s assets may be invested in securities of relatively few industries or sectors.
Aristotle Growth Equity Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to achieve its investment goal by investing, under normal circumstances, at least 80% of its net assets in equity securities with growth characteristics. The Fund’s sub-adviser defines stocks with growth characteristics as those that are constituents of the Russell 1000® Growth Index. The Russell 1000 Growth Index considers stocks with growth characteristics to be those with relatively higher price-to-book ratios, higher 2-year forward earnings forecasted growth and higher historical 5-year sales growth. The Fund’s investments in equity securities may include common stocks, preferred stocks, convertible preferred stocks, depositary receipts, shares of publicly traded real estate investment trusts (“REITs”), warrants and rights. The Fund’s investments in depositary receipts may include American, European and Global Depositary Receipts (“ADRs,” “EDRs,” and “GDRs,” respectively). ADRs are receipts that represent interests in foreign securities held on deposit by U.S. banks. EDRs and GDRs have the same qualities as ADRs, except that they may be traded in several international trading markets. Although the Fund may invest in companies of any market capitalization and from any country, the sub-adviser’s investment process typically focuses on the universe of U.S. companies with market capitalizations in excess of $2 billion at initial investment. The Fund may lend its portfolio securities to generate additional income.
In pursuing the Fund’s investment goal, the Fund’s sub-adviser employs a fundamental, bottom-up research driven approach to identify companies for investment by the Fund. The sub-adviser seeks to identify companies that it believes are positioned to benefit from one or more of the following: (i) shifts in industry spending, government spending and consumer trends; (ii) gains in market share from innovative products and strong intellectual property; and (iii) cyclical trends in the industry in which they operate and capable management that can take advantage of those trends. The Fund is typically composed of companies that, in the aggregate, result in a portfolio that displays growth characteristics. At times, the Fund’s assets may be invested in securities of relatively few industries or sectors.
The Fund is benchmarked to the Russell 1000® Growth Index for performance measurement purposes. Subject to the Fund’s stated 80% investment policy above, the sub-adviser is not constrained by the composition of the Russell 1000® Growth Index in selecting investments for the Fund.
The Fund is a non-diversified investment company.

Strategy Portfolio Concentration [Text]	At times, the Fund’s assets may be invested in securities of relatively few industries or sectors.
Aristotle International Equity Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to achieve its investment goal by investing, under normal circumstances, at least 80% of its net assets in publicly traded equity securities or depositary receipts of companies organized, headquartered, or doing a substantial amount of business outside of the United States. Exchange-traded funds (“ETFs”) that have adopted a policy of investing at least 80% of their net assets in such investments are treated as such investments for purposes of this 80% policy. The Fund’s sub-adviser considers a company that has at least 50% of its assets located outside the United States or derives at least 50% of its revenue from business outside the United States as doing a substantial amount of business outside the United States. The Fund generally invests in securities of companies located in different regions and in at least three different countries. The Fund intends to invest no more than 20% of its total assets in companies organized, headquartered or doing a substantial amount of business in emerging market countries under normal market conditions.
The Fund’s investments in equity securities may include common stocks, preferred stocks, exchange-traded funds (“ETFs”) that invest primarily in equity securities, warrants and rights. The Fund’s investments in depositary receipts may include American, European, and Global Depositary Receipts (“ADRs,” “EDRs,” and “GDRs,” respectively). ADRs are receipts that represent interests in foreign securities held on deposit by U.S. banks. EDRs and GDRs have the same qualities as ADRs, except that they may be traded in several international trading markets. ETFs in which the Fund invests are investment companies that invest in portfolios of securities designed to track particular market segments or indices, the shares of which are bought and sold on securities exchanges. The Fund may invest in companies of any market capitalization. The Fund may lend its portfolio securities to generate additional income.
In pursuing the Fund’s investment goal, the sub-adviser employs a fundamental, bottom-up research driven approach to identify companies for investment by the Fund. The sub-adviser focuses on those companies that it believes have high-quality businesses that are undervalued by the market relative to what the sub-adviser believes to be their fair value. The sub-adviser seeks to identify high-quality companies by focusing on the following attributes: attractive business fundamentals, strong financials, experienced, motivated company management, and high and/or consistently improving market position, return on invested capital or operating margins.
The Fund is benchmarked to the MSCI Europe, Australasia and Far East (“EAFE”) Index (net) and the MSCI ACWI ex USA Index (net) for the purpose of performance measurement. However, the sub-adviser is not constrained by the composition of either index in selecting investments for the Fund.

Strategy Portfolio Concentration [Text]	The Fund seeks to achieve its investment goal by investing, under normal circumstances, at least 80% of its net assets in publicly traded equity securities or depositary receipts of companies organized, headquartered, or doing a substantial amount of business outside of the United States. Exchange-traded funds (“ETFs”) that have adopted a policy of investing at least 80% of their net assets in such investments are treated as such investments for purposes of this 80% policy.
Aristotle Small Cap Equity Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to achieve its investment goal by investing, under normal circumstances, at least 80% of its net assets in equity securities of small-capitalization companies. Exchange-traded funds (“ETFs”) that have adopted a policy of investing at least 80% of their net assets in such investments are treated as such investments for purposes of this 80% policy. The Fund’s sub-adviser defines a small-capitalization company as one that, at the time of initial purchase, has a market capitalization that falls within the capitalization range of the Russell 2000® Index, which measures the performance of the small-capitalization segment of the U.S. equity universe. The Russell 2000® Index is reconstituted semi-annually. Because small capitalization companies are defined by reference to an index, the range of market capitalization of companies in which the Fund invests may vary with market conditions. As of March 31, 2026, the smallest market capitalization in the Russell 2000® Index was $1.2 billion, while the largest market capitalization was $29.3 billion. Investments in companies that move above or below the capitalization range may continue to be held by the Fund at the sub-adviser’s sole discretion, consistent with the Fund’s 80% investment policy described above and applicable regulatory requirements. The Fund’s investments in equity securities may include common stocks, depositary receipts, real estate investment trusts (“REITs”) and exchange-traded funds (“ETFs”) that invest primarily in equity securities of small-capitalization companies. Depositary receipts represent interests in foreign securities held on deposit by banks. ETFs in which the Fund invests are investment companies that invest in portfolios of securities designed to track particular market segments or indices, the shares of which are bought and sold on securities exchanges. The Fund may lend its portfolio securities to generate additional income.
The Fund seeks to meet its investment goal by investing primarily in equity securities of U.S. issuers but may invest up to 5% of its total assets in American Depositary Receipts (“ADRs”). ADRs are receipts that represent interests in foreign securities held on deposit by U.S. banks.
In pursuing the Fund’s investment goal, the sub-adviser employs a fundamental, bottom-up research driven approach to identify companies for investment by the Fund. The sub-adviser focuses on those companies that it believes have high-quality businesses that are undervalued by the market relative to what the sub-adviser believes to be their fair value. The sub-adviser seeks to identify high-quality businesses by focusing on companies that it believes have the following attributes: disciplined business plans; attractive business fundamentals; sound balance sheets; financial strength; experienced, motivated company management; reasonable competition; and/or a record of long-term value creation.
The Fund is benchmarked to the Russell 2000® Index for the purpose of performance measurement. However, the sub-adviser is not constrained by the composition of the index in selecting investments for the Fund.

Strategy Portfolio Concentration [Text]	The Fund seeks to achieve its investment goal by investing, under normal circumstances, at least 80% of its net assets in equity securities of small-capitalization companies. Exchange-traded funds (“ETFs”) that have adopted a policy of investing at least 80% of their net assets in such investments are treated as such investments for purposes of this 80% policy.
Aristotle Small/Mid Cap Equity Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to achieve its investment goal by investing, under normal circumstances, at least 80% of its net assets in equity securities of small-capitalization and mid-capitalization companies. Exchange-traded funds (“ETFs”) that have adopted a policy of investing at least 80% of their net assets in such investments are treated as such investments for purposes of this 80% policy. The Fund’s sub-adviser defines a small-capitalization and mid-capitalization company as one that, at the time of initial purchase, has a market capitalization that falls within the capitalization range of the Russell 2500® Index, which measures the performance of the small- to mid-capitalization segment of the U.S. equity universe. The Russell 2500® Index is reconstituted semi-annually. Because small and medium capitalization companies are defined by reference to an index, the range of market capitalization of companies in which the Fund invests may vary with market conditions. As of March 31, 2026 the smallest market capitalization in the Russell 2500® Index was $1.2 billion, while the largest market capitalization was $90.7 billion. Investments in companies that move above or below the capitalization range may continue to be held by the Fund at the sub-adviser’s sole discretion, consistent with the Fund’s 80% investment policy described above and applicable regulatory requirements. The Fund’s investments in equity securities may include common stocks, depositary receipts, real estate investment trusts (“REITs”) and exchange-traded funds (“ETFs”) that invest primarily in equity securities of small- and medium-capitalization companies. Depositary receipts represent interests in foreign securities held on deposit by banks. ETFs in which the Fund invests are investment companies that invest in portfolios of securities designed to track particular market segments or indices, the shares of which are bought and sold on securities exchanges. The Fund may lend its portfolio securities to generate additional income.
The Fund seeks to meet its investment goal by investing primarily in equity securities of U.S. issuers but may invest up to 5% of its total assets in American Depositary Receipts (“ADRs”). ADRs are receipts that represent interests in foreign securities held on deposit by U.S. banks.
In pursuing the Fund’s investment goal, the sub-adviser employs a fundamental, bottom-up research driven approach to identify companies for investment by the Fund. The sub-adviser focuses on those companies that it believes have high-quality businesses that are undervalued by the market relative to what the sub-adviser believes to be their fair value. The sub-adviser seeks to identify high-quality businesses by focusing on companies that it believes have the following attributes: disciplined business plans; attractive business fundamentals; sound balance sheets; financial strength; experienced, motivated company management; reasonable competition; and/or a record of long-term value creation.
The Fund is benchmarked to the Russell 2500® Index for the purpose of performance measurement. However, the sub-adviser is not constrained by the composition of the index in selecting investments for the Fund.

Strategy Portfolio Concentration [Text]	The Fund seeks to achieve its investment goal by investing, under normal circumstances, at least 80% of its net assets in equity securities of small-capitalization and mid-capitalization companies. Exchange-traded funds (“ETFs”) that have adopted a policy of investing at least 80% of their net assets in such investments are treated as such investments for purposes of this 80% policy.
Aristotle Value Equity Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to achieve its investment goal by investing, under normal circumstances, at least 80% of its net assets in equity securities with value characteristics. The Fund’s sub-adviser defines stocks with value characteristics as those that are constituents of the Russell 1000® Value Index or the MSCI All Country World Value Index or have one of the following characteristics: forward earnings yield greater than the S&P 500® Index, free cash flow yield (last twelve months) greater than the S&P 500® Index, return on invested capital greater than the S&P 500® Index or a price to book ratio less than the S&P 500® Index. Exchange-traded funds (“ETFs”) that have adopted a policy of investing at least 80% of their net assets in such investments are treated as such investments for purposes of this 80% policy. The Fund’s investments in equity securities may include common stocks, depositary receipts, and exchange-traded funds (“ETFs”) that invest primarily in equity securities. Depositary receipts represent interests in foreign securities held on deposit by banks. ETFs in which the Fund invests are investment companies that invest in portfolios of securities designed to track particular market segments or indices, the shares of which are bought and sold on securities exchanges. The Fund may lend its portfolio securities to generate additional income.
The Fund seeks to meet its investment goal by investing primarily in equity securities of domestic and foreign issuers that are listed on a U.S. exchange or that are otherwise publicly traded in the United States but may invest up to 20% of its total assets in American Depositary Receipts and Global Depositary Receipts (“ADRs” and “GDRs”, respectively). ADRs are receipts that represent interests in foreign securities held on deposit by U.S. banks. GDRs have the same qualities as ADRs, except that they may be traded in several international trading markets.
In selecting investments for the Fund, the sub-adviser employs a fundamental, bottom-up approach. The sub-adviser focuses on those companies that it believes have high-quality businesses that are undervalued by the market relative to what the sub-adviser believes to be their fair value. The sub-adviser seeks to identify high-quality businesses by focusing on companies with the following attributes: attractive business fundamentals; experienced, motivated company management; pricing power; sustainable competitive advantages; financial strength; and/or high or consistently improving market position, return on invested capital and operating margins.
The Fund is benchmarked to the Russell 1000® Value Index and the S&P 500® Index for the purpose of performance measurement. However, the sub-adviser is not constrained by the composition of either index in selecting investments for the Fund.

Strategy Portfolio Concentration [Text]	The Fund seeks to achieve its investment goal by investing, under normal circumstances, at least 80% of its net assets in equity securities with value characteristics.
Aristotle/Saul Global Equity Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to achieve its investment goal by investing, under normal circumstances, at least 80% of its assets in equity securities. Exchange-traded funds (“ETFs”) that have adopted a policy of investing at least 80% of their net assets in such investments are treated as such investments for purposes of this 80% policy. The Fund primarily invests its assets in equity securities that are listed on an exchange or that are otherwise publicly traded in the United States or in a foreign country. The Fund may also invest in exchange-traded funds (“ETFs”). ETFs in which the Fund invests are investment companies that invest in portfolios of securities designed to track particular market segments or indices, the shares of which are bought and sold on securities exchanges. The Fund may lend its portfolio securities to generate additional income.
Under normal market conditions, the Fund invests in at least three different countries, including emerging market countries, with at least 40% of its net assets invested in securities of issuers located outside the United States. The Fund’s investments in foreign securities may include investments through American, European and Global Depositary Receipts (“ADRs,” “EDRs,” and “GDRs,” respectively). Depositary receipts represent interests in foreign securities held on deposit by banks.
The strategy seeks to maximize total return. In selecting investments for the Fund, the Fund’s sub-adviser employs a fundamental, bottom-up approach. The sub-adviser focuses first on the quality of a company’s business and then considers whether the company’s securities are available at an attractive price relative to what the sub-adviser believes to be their fair value. The sub-adviser seeks to identify high-quality businesses by focusing on companies with all or most of the following attributes: attractive business fundamentals; experienced, motivated company management; pricing power; sustainable business model; financial strength; productive use of strong free cash flow; and/or high or consistently improving profitability metrics, return on invested capital and operating margins. The Fund may invest in companies of any market capitalization, but typically invests in companies with a market capitalization above $2 billion at initial investment.
The Fund is benchmarked to the MSCI All Country World (“ACWI”) Index (net) and the MSCI World Index (net) for the purpose of performance measurement. However, the sub-adviser is not constrained by the composition of either index in selecting investments for the Fund.

Strategy Portfolio Concentration [Text]	The Fund seeks to achieve its investment goal by investing, under normal circumstances, at least 80% of its assets in equity securities. Exchange-traded funds (“ETFs”) that have adopted a policy of investing at least 80% of their net assets in such investments are treated as such investments for purposes of this 80% policy.
Aristotle Multi-Asset Balanced Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
This Fund is a “fund of funds” that seeks to achieve its investment goal by investing in a combination of Underlying Funds and other funds that are actively managed by an affiliate of the investment adviser or passively managed funds that seek to track the performance of a benchmark index. The funds in which the Fund may invest are referred herein as the “Underlying Funds”. The allocation of the Fund’s assets between Underlying Funds sub-advised by an affiliate of the investment adviser and unaffiliated ETFs will vary over time, although the sub-adviser currently expects to invest, under normal circumstances, between 40% and 90% of the Fund’s assets in Underlying Funds sub-advised by an affiliate of the investment adviser. Under normal market conditions, the Fund’s exposures to the two broad asset classes of debt and equity are expected to be within the following ranges:

BROAD ASSET CLASS ALLOCATIONS
Debt	Equity
30-50%	50-70%
The sub-adviser manages the investment program for the Fund through a multi-step process that includes:
(1) Asset Allocation/Portfolio Construction—The sub-adviser manages the Fund through a flexible, long-term–oriented process that allows for adjustments based on changes in market conditions or the sub-adviser’s outlook. This flexible approach provides the Fund with access to a wide array of investment opportunities. An asset class model (the “Model”) for the Fund is developed that seeks to meet the Fund’s investment goal using both equity and debt asset classes. The equity asset class includes narrower asset classes U.S. equity (including domestic small-capitalization, mid-capitalization and large-capitalization companies, as well as equities demonstrating growth and value characteristics), non-U.S. equity (including developed international and emerging market equities), alternative equity, including infrastructure and innovation-oriented equity that focus on companies benefiting from technological advancement and structural growth trends. The fixed income asset class includes narrower asset classes such as corporate credit (including investment grade and high yield/high risk bonds), bank loans, international debt, emerging market debt, structured credit, preferred stock and fixed income alternative strategies that seek to provide income and diversification with differentiated risk exposures. In addition, the Model may include allocations to alternative investments, which may provide diversification and return opportunities across varying market environments, and cash or cash equivalents for liquidity management and capital preservation purposes. Alternative investments are investments that differ from traditional publicly traded equity and fixed-income securities and may include, for example, exposure to real assets, commodities, infrastructure, absolute return strategies, or other non-traditional investment strategies.
The sub-adviser then determines the amount of the Fund’s assets to invest in each Underlying Fund in order to obtain the asset class exposures designated by the Model for the Fund.
The sub-adviser may adjust the broad asset class allocations to any point within the above ranges, and/or adjust the narrower asset class allocations, or the allocations to the Underlying Funds, at any time as it deems necessary based on the sub-adviser’s views of market conditions, its outlook for various asset classes or other factors that it determines are relevant in seeking to achieve the Fund’s investment goal (“dynamic positioning”).
For example, the sub-adviser may engage in dynamic positioning for the Fund by adjusting the Model to reflect a shorter-term view of the markets or a particular asset class, to seek to capture upside opportunities or mitigate risk from market events, or for cash management purposes. The sub-adviser would then make the appropriate adjustments to its Underlying Fund allocations to reflect the updated asset class allocations in the Model. This dynamic positioning would be implemented consistent with the Fund’s risk/return profile and investment goal.
(2) Investment Risk Management—The sub-adviser monitors and analyzes the investment risks of the Fund, evaluates their impact on the Fund’s risk/return objectives and considers adjustments to the Fund’s allocations as a result.
Investments of the Underlying Fund that invest primarily in debt instruments include investment grade debt securities, including U.S. Government securities, corporate bonds, mortgage-related securities, and other asset-backed securities; foreign debt securities, including emerging market debt; debt instruments of varying duration; convertible securities; high yield/high risk bonds; floating rate loans; and alternative fixed income, including structured credit, and preferred stock.
Investments of the Underlying Funds that invest primarily in equity instruments include domestic and foreign stocks with growth and value characteristics, large-, mid- and small-capitalization stocks, sector-specific stocks, preferred stock, warrants and rights, and stocks of companies with products in the infrastructure, data centers, artificial intelligence, blockchain and quantum computing space and other sector-specific stocks. Underlying Funds that operate as passively managed index funds may invest directly in the component securities of the benchmark index or may seek to replicate the performance of the benchmark index through index sampling.
The Fund is expected to be as fully invested as practical, although it may maintain liquidity reserves to meet redemption requests.
The Fund may lend its portfolio securities to generate additional income.
The Fund may invest a significant portion of its assets in any single Underlying Fund. The sub-adviser has sole discretion in selecting the Underlying Funds for investment and may adjust the Fund’s allocations to the Underlying Funds, and add or remove Underlying Funds, as it deems appropriate to meet the Fund’s investment goal.
For additional information about the Fund and its Underlying Fund investments, please see the Additional Information About Principal Investment Strategies and Principal Risks section in the Prospectus.

Strategy Portfolio Concentration [Text]	The Fund may invest a significant portion of its assets in any single Underlying Fund.
Aristotle Multi-Asset Balanced Income Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
This Fund is a “fund of funds” that seeks to achieve its investment goal by investing in a combination of Underlying Funds and other funds that are actively managed by an affiliate of the investment adviser or passively managed funds that seek to track the performance of a benchmark index. The funds in which the Fund may invest are referred to herein as the “Underlying Funds”. The allocation of the Fund’s assets between Underlying Funds sub-advised by an affiliate of the investment adviser and unaffiliated ETFs will vary over time, although the sub-adviser currently expects to invest, under normal circumstances, between 40% and 90% of the Fund’s assets in Underlying Funds sub-advised by an affiliate of the investment adviser. Under normal market conditions, the Fund’s exposures to the two broad asset classes of debt and equity are expected to be within the following ranges:

BROAD ASSET CLASS ALLOCATIONS
Debt	Equity
50-70%	30-50%
The sub-adviser manages the investment program for the Fund through a multi-step process that includes:
(1) Asset Allocation/Portfolio Construction—The sub-adviser manages the Fund through a flexible, long-term–oriented process that allows for adjustments based on changes in market conditions or the sub-adviser’s outlook. This flexible approach provides the Fund with access to a wide array of investment opportunities. An asset class model (the “Model”) for the Fund is developed that seeks to meet the Fund’s investment goal using both equity and debt asset classes. The equity asset class includes narrower asset classes such as U.S. equity (including domestic small-capitalization, mid-capitalization and large-capitalization companies, as well as equities demonstrating growth and value characteristics), non-U.S. equity (including developed international and emerging market equities), alternative equity. The fixed income asset class includes narrower asset classes such as corporate credit (including investment grade and high yield/high risk bonds), bank loans, international debt, emerging market debt, structured credit, preferred stock and fixed income alternative strategies that seek to provide income and diversification with differentiated risk exposures. In addition, the Model may include allocations to alternative investments, which may provide diversification and return opportunities across varying market environments, and cash or cash equivalents for liquidity management and capital preservation purposes. Alternative investments are investments that differ from traditional publicly traded equity and fixed-income securities and may include, for example, exposure to real assets, commodities, infrastructure, absolute return strategies, or other non-traditional investment strategies.
The sub-adviser then determines the amount of the Fund’s assets to invest in each Underlying Fund in order to obtain the asset class exposures designated by the Model for the Fund.
The sub-adviser may adjust the asset class allocations to any point within the above ranges, and/or adjust the narrower asset class allocations, or the allocations to the Underlying Funds, at any time as it deems necessary based on the sub-adviser’s views of market conditions, its outlook for various asset classes or other factors that it determines are relevant in seeking to achieve the Fund’s investment goal (“dynamic positioning”).
For example, the sub-adviser may engage in dynamic positioning for the Fund by adjusting the Model to reflect a shorter-term view of the markets or a particular asset class, to seek to capture upside opportunities or mitigate risk from market events, or for cash management purposes. The sub-adviser would then make the appropriate adjustments to its Underlying Funds allocations to reflect the updated asset class allocations in the Model. This dynamic positioning would be implemented consistent with the Fund’s risk/return profile and investment goal.
(2) Investment Risk Management—The sub-adviser monitors and analyzes the investment risks of the Fund, evaluates their impact on the Fund’s risk/return objectives and considers adjustments to the Fund’s allocations as a result.
Investments of the Underlying Funds that invest primarily in debt instruments include investment grade debt securities, including U.S. Government securities, corporate bonds, mortgage-related securities, and other asset-backed securities; foreign debt securities, including emerging market debt; debt instruments of varying duration; convertible securities; high yield/high risk bonds; floating rate loans; and inflation-indexed bonds; and alternative fixed income, including structured credit, and preferred stock.
Investments of the Underlying Funds that invest primarily in equity instruments include domestic and foreign stocks with growth and value characteristics, large-, mid- and small-capitalization stocks, sector-specific stocks, preferred stock, warrants and rights, and stocks of companies with products in the infrastructure, data centers, artificial intelligence, blockchain and quantum computing space and other sector-specific stocks. Underlying Funds that operate as passively managed index funds may invest directly in the component securities of the benchmark index or may seek to replicate the performance of the benchmark index through index sampling.
The Fund is expected to be as fully invested as practical, although it may maintain liquidity reserves to meet redemption requests.
The Fund may lend its portfolio securities to generate additional income.
The Fund may invest a significant portion of its assets in any single Underlying Fund. The sub-adviser has sole discretion in selecting the Underlying Funds for investment and may adjust the Fund’s allocations to the Underlying Funds, and add or remove Underlying Funds, as it deems appropriate to meet the Fund’s investment goal.
For additional information about the Fund and its Underlying Fund investments, please see the Additional Information About Principal Investment Strategies and Principal Risks section in the Prospectus.

Strategy Portfolio Concentration [Text]	The Fund may invest a significant portion of its assets in any single Underlying Fund.
Aristotle Multi-Asset Capital Opportunities Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
This Fund is a “fund of funds” that seeks to achieve its investment goal by investing in a combination of Underlying Funds and other funds that are actively managed by an affiliate of the investment adviser or passively managed funds that seek to track performance of a benchmark index. The funds in which the Fund may invest are referred to herein as the “Underlying Funds”. The allocation of the Fund’s assets between Underlying Funds sub-advised by an affiliate of the investment adviser and unaffiliated ETFs will vary over time, although the sub-adviser currently expects to invest, under normal circumstances, between 40% and 90% of the Fund’s assets in Underlying Funds sub-advised by an affiliate of the investment adviser. Under normal market conditions, the Fund’s exposures to the two broad asset classes of debt and equity are expected to be within the following ranges:

BROAD ASSET CLASS ALLOCATIONS
Debt	Equity
0-15%	85-100%
The sub-adviser manages the investment program for the Fund through a multi-step process that includes:
(1) Asset Allocation/Portfolio Construction—The sub-adviser manages the Fund through a flexible, long-term–oriented process that allows for adjustments based on changes in market conditions or the sub-adviser’s outlook. This flexible approach provides the Fund with access to a wide array of investment opportunities. An asset class model (the “Model”) for the Fund is developed that seeks to meet the Fund’s investment goal using both equity and debt asset classes. The equity asset class includes narrower asset classes such as U.S. equity (including domestic small-capitalization, mid-capitalization and large-capitalization companies, as well as equities demonstrating growth and value characteristics), non-U.S. equity (including developed international and emerging market equities), alternative and innovation-oriented equities that focus on companies benefiting from technological advancement and structural growth trends. The fixed income asset class includes narrower asset classes such as corporate credit (including investment grade and high yield/high risk bonds), bank loans, international debt, emerging market debt, structured credit, preferred stock and fixed income alternative strategies that seek to provide income and diversification with differentiated risk exposures. In addition, the Model may include allocations to alternative investments, which may provide diversification and return opportunities across varying market environments, and cash or cash equivalents for liquidity management and capital preservation purposes. Alternative investments are investments that differ from traditional publicly traded equity and fixed-income securities, and may include, for example, exposure to real assets, commodities, infrastructure, absolute return strategies, or other non-traditional investment strategies.
The sub-adviser then determines the amount of the Fund’s assets to invest in each Underlying Fund in order to obtain the asset class exposures designated by the Model for the Fund.
The sub-adviser may adjust the broad asset class allocations to any point within the above ranges, and/or adjust the narrower asset class allocations, or the allocations to the Underlying Funds, at any time as it deems necessary based on the sub-adviser’s views of market conditions, its outlook for various asset classes or other factors that it determines are relevant in seeking to achieve the Fund’s investment goal (“dynamic positioning”).
For example, the sub-adviser may engage in dynamic positioning for the Fund by adjusting the Model to reflect a shorter-term view of the markets or a particular asset class, to seek to capture upside opportunities or mitigate risk from market events, or for cash management purposes. The sub-adviser would then make the appropriate adjustments to its Underlying Fund allocations to reflect the updated asset class allocations in the Model. This dynamic positioning would be implemented consistent with the Fund’s risk/return profile and investment goal.
(2) Investment Risk Management—The sub-adviser monitors and analyzes the investment risks of the Fund, evaluates their impact on the Fund’s risk/return objectives and considers adjustments to the Fund’s allocations as a result.
Investments of the Underlying Funds that invest primarily in debt instruments include investment grade debt securities, including U.S. Government securities, corporate bonds, mortgage-related securities, and other asset-backed securities; foreign debt securities, including emerging market debt; debt instruments of varying duration; high yield/high risk bonds; floating rate loans; and alternative fixed income, including structured credit, and preferred stock.
Investments of the Underlying Funds that invest primarily in equity instruments include domestic and foreign stocks with growth and value characteristics, large-, mid- and small-capitalization stocks, emerging market stocks, preferred stock, warrants and rights, and stocks of companies with products in the infrastructure, data centers, artificial intelligence, blockchain and quantum computing space and other sector-specific stocks. Underlying Funds that operate as passively managed index funds may invest directly in the component securities of the benchmark index or may seek to replicate the performance of the benchmark index through index sampling.
The Fund is expected to be as fully invested as practical, although it may maintain liquidity reserves to meet redemption requests.
The Fund may lend its portfolio securities to generate additional income.
The Fund may invest a significant portion of its assets in any single Underlying Fund. The sub-adviser has sole discretion in selecting the Underlying Funds for investment and may adjust the Fund’s allocations to the Underlying Funds, and add or remove Underlying Funds, as it deems appropriate to meet the Fund’s investment goal.
For additional information about the Fund and its Underlying Fund investments, please see the Additional Information About Principal Investment Strategies and Principal Risks section in the Prospectus.

Strategy Portfolio Concentration [Text]	The Fund may invest a significant portion of its assets in any single Underlying Fund.
Aristotle Multi-Asset Growth and Income Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
This Fund is a “fund of funds” that seeks to achieve its investment goal by investing in a combination of Underlying Funds and other funds that are actively managed by an affiliate of the investment adviser or passively managed funds that seek to track the performance of a benchmark index. The funds in which the Fund may invest are referred to herein as the “Underlying Funds”. The allocation of the Fund’s assets between Underlying Funds sub-advised by an affiliate of the investment adviser and unaffiliated ETFs will vary over time, although the sub-adviser currently expects to invest, under normal circumstances, between 40% and 90% of the Fund’s assets in Underlying Funds sub-advised by an affiliate of the investment adviser. Under normal market conditions, the Fund’s exposures to the two broad asset classes of debt and equity are expected to be within the following ranges:

BROAD ASSET CLASS ALLOCATIONS
Debt	Equity
15-30%	70-85%
The sub-adviser manages the investment program for the Fund through a multi-step process that includes:
(1) Asset Allocation/Portfolio Construction—The sub-adviser manages the Fund through a flexible, long-term–oriented process that allows for adjustments based on changes in market conditions or the sub-adviser’s outlook. This flexible approach provides the Fund with access to a wide array of investment opportunities. An asset class model (the “Model”) for the Fund is developed that seeks to meet the Fund’s investment goal using both equity and debt asset classes. The equity asset class includes narrower asset classes such as U.S. equity (including domestic small-capitalization, mid-capitalization and large-capitalization companies, as well as equities demonstrating growth and value characteristics), non-U.S. equity (including developed international and emerging market equities), alternative equity, including infrastructure, and innovation-oriented equity that focus on companies benefiting from technological advancement and structural growth trends. The fixed income asset class includes narrower asset classes such as corporate credit (including investment grade and high yield/high risk bonds), bank loans, international debt, emerging market debt, structured credit, preferred stock and fixed income alternative strategies that seek to provide income and diversification with differentiated risk exposures. In addition, the Model may include allocations to alternative investments, which may provide diversification and return opportunities across varying market environments, and cash or cash equivalents for liquidity management and capital preservation purposes. Alternative investments are investments that differ from traditional publicly traded equity and fixed-income securities and may include, for example, exposure to real assets, commodities, infrastructure, absolute return strategies, or other non-traditional investment strategies.
The sub-adviser then determines the amount of the Fund’s assets to invest in each Underlying Fund in order to obtain the asset class exposures designated by the Model for the Fund.
The sub-adviser may adjust the broad asset class allocations to any point within the above ranges, and/or adjust the narrower asset class allocations, or the allocations to the Underlying Funds, at any time as it deems necessary based on the sub-adviser’s views of market conditions, its outlook for various asset classes or other factors that it determines are relevant in seeking to achieve the Fund’s investment goal (“dynamic positioning”).
For example, the sub-adviser may engage in dynamic positioning for the Fund by adjusting the Model to reflect a shorter-term view of the markets or a particular asset class, to seek to capture upside opportunities or mitigate risk from market events, or for cash management purposes. The sub-adviser would then make the appropriate adjustments to its Underlying Fund allocations to reflect the updated asset class allocations in the Model. This dynamic positioning would be implemented consistent with the Fund’s risk/return profile and investment goal.
(2) Investment Risk Management— The sub-adviser monitors and analyzes the investment risks of the Fund, evaluates their impact on the Fund’s risk/return objectives and considers adjustments to the Fund’s allocations as a result.
Investments of the Underlying Funds that invest primarily in debt instruments include investment grade debt securities, including U.S. Government securities, corporate bonds, mortgage-related securities, and other asset-backed securities; foreign debt securities, including emerging market debt; debt instruments of varying duration; convertible securities; high yield/high risk bonds; floating rate loans; and alternative fixed income, including structured credit, and preferred stock.
Investments of the Underlying Funds that invest primarily in equity instruments include domestic and foreign stocks, including emerging markets, with growth and value characteristics, large-, mid- and small-capitalization stocks, sector-specific stocks, preferred stock, warrants and rights and stocks of companies with products in the infrastructure, data centers, artificial intelligence, blockchain and quantum computing space and other sector-specific stocks. Underlying Funds that operate as passively managed index funds may invest directly in the component securities of the benchmark index or may seek to replicate the performance of the benchmark index through index sampling.
The Fund is expected to be as fully invested as practical, although it may maintain liquidity reserves to meet redemption requests.
The Fund may lend its portfolio securities to generate additional income.
The Fund may invest a significant portion of its assets in any single Underlying Fund. The sub-adviser has sole discretion in selecting the Underlying Funds for investment and may adjust the Fund’s allocations to the Underlying Funds, and add or remove Underlying Funds, as it deems appropriate to meet the Fund’s investment goal.
For additional information about the Fund and its Underlying Fund investments, please see the Additional Information About Principal Investment Strategies and Principal Risks section in the Prospectus.

Strategy Portfolio Concentration [Text]	The Fund may invest a significant portion of its assets in any single Underlying Fund.
Aristotle Multi-Asset Income Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
This Fund is a “fund of funds” that seeks to achieve its investment goal by investing in a combination of Underlying Funds and other funds that are actively managed by an affiliate of the investment adviser or passively managed funds that seek to track the performance of a benchmark index. The funds in which the Fund may invest in are referred to herein as the “Underlying Funds”. The allocation of the Fund’s assets between Underlying Funds sub-advised by an affiliate of the investment adviser and unaffiliated ETFs will vary over time, although the sub-adviser currently expects to invest, under normal circumstances, between 40% and 90% of the Fund’s assets in Underlying Funds sub-advised by an affiliate of the investment adviser. Under normal market conditions, the Fund’s exposures to the two broad asset classes of debt and equity are expected to be within the following ranges:

BROAD ASSET CLASS ALLOCATIONS
Debt	Equity
70-85%	15-30%
The sub-adviser to the Fund manages the investment program for the Fund through a multi-step process that includes:
(1) Asset Allocation/Portfolio Construction—The sub-adviser manages the Fund through a flexible, long-term–oriented process that allows for adjustments based on changes in market conditions and specific investment opportunities or the sub-adviser’s outlook. This flexible approach provides the Fund with access to a wide array of investment opportunities. An asset class model (the “Model”) for the Fund is developed that seeks to meet the Fund’s investment goal using both equity and debt asset classes. The equity asset class includes narrower asset classes such as U.S. equity (including domestic small-capitalization, mid-capitalization and large-capitalization companies, as well as equities demonstrating growth and value characteristics), and non-U.S. equity (including developed international and emerging market equities). The fixed income asset class includes narrower asset classes such as corporate credit (including investment grade and high yield/high risk bonds), bank loans, international debt, emerging market debt, structured credit, preferred stock and fixed income alternative strategies that seek to provide income and diversification with differentiated risk exposures. In addition, the Model may include allocations to alternative investments, which may provide diversification and return opportunities across varying market environments, and cash or cash equivalents for liquidity management and capital preservation purposes. Alternative investments are investments that differ from traditional publicly traded equity and fixed-income securities and may include, for example, exposure to real assets, commodities, infrastructure, absolute return strategies, or other non-traditional investment strategies.
The sub-adviser then determines the amount of the Fund’s assets to invest in each Underlying Fund in order to obtain the asset class exposures designated by the Model for the Fund.
The sub-adviser may adjust the broad asset class allocations to any point within the above ranges, and/or adjust the narrower asset class allocations, or the allocations to the Underlying Funds, at any time as it deems necessary based on the sub-adviser’s views of market conditions, its outlook for various asset classes or other factors that it determines are relevant in seeking to achieve the Fund’s investment goal (“dynamic positioning”).
For example, the sub-adviser may engage in dynamic positioning for the Fund by adjusting the Model to reflect a shorter-term view of the markets or a particular asset class, to seek to capture upside opportunities or mitigate risk from market events, or for cash management purposes. The sub-adviser would then make the appropriate adjustments to its Underlying Funds allocations to reflect the updated asset class allocations in the Model. This dynamic positioning would be implemented consistent with the Fund’s risk/return profile and investment goal.
(2) Investment Risk Management—The sub-adviser monitors and analyzes the investment risks of the Fund, evaluates their impact on the Fund’s risk/return objectives and considers adjustments to the Fund’s allocations as a result.
Investments of the Underlying Funds that invest primarily in debt instruments and alternative strategies in the fixed income and credit areas, including investment grade debt instruments, including U.S. Government securities, corporate bonds, mortgage-related securities, and other asset-backed securities; foreign debt securities, including emerging market debt; debt instruments of varying duration; convertible securities; high yield/high risk bonds; floating rate loans; inflation-indexed bonds; and alternative strategies in the fixed income and credit areas, including structured credit investments.
Investments of the Underlying Funds that invest primarily in equity instruments include domestic and foreign stocks, including emerging market stocks, with growth and value characteristics, large-, mid- and small-capitalization stocks, emerging market stocks, preferred stock, warrants and rights, and stocks of companies with products in the infrastructure, data centers, artificial intelligence, blockchain and quantum computing space and other sector-specific stocks. Underlying Funds that operate as passively managed index funds may invest directly in the component securities of the benchmark index or may seek to replicate the performance of the benchmark index through index sampling.
The Fund is expected to be as fully invested as practical, although it may maintain liquidity reserves to meet redemption requests.
The Fund may lend its portfolio securities to generate additional income.
The Fund may invest a significant portion of its assets in any single Underlying Fund. The sub-adviser has sole discretion in selecting the Underlying Funds for investment and may adjust the Fund’s allocations to the Underlying Funds, and add or remove Underlying Funds as it deems appropriate to meet the Fund’s investment goal.
For additional information about the Fund and its Underlying Fund investments, please see the Additional Information About Principal Investment Strategies and Principal Risks section in the Prospectus.

Strategy Portfolio Concentration [Text]	The Fund may invest a significant portion of its assets in any single Underlying Fund.
Aristotle Pacific EXclusive Fund Series C
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
In pursuing its investment goal, the Fund will primarily invest in securities of collateralized loan obligations (“CLOs”) issued in the U.S. market that are backed by a pool of non-investment grade senior secured loans and other instruments (such as senior unsecured loans, “covenant lite” loans (loans which have few or no financial maintenance covenants), subordinated corporate loans and high yield bonds) selected by the CLO’s manager.
The Fund will principally invest its assets in the mezzanine tranches (generally, notes of CLOs rated by a nationally recognized statistical rating organization or “NRSRO” between BBB+ and B-) of U.S. broadly syndicated CLOs. The Fund may invest without limit in the junior mezzanine tranches, which are securities rated below investment grade, commonly referred to as “high yield” or “junk bonds” and are regarded as speculative with respect to the issuer’s ability to pay interest or repay principal. The Fund’s investments in mezzanine tranches of CLOs are subordinate to the higher-rated tranches of such CLOs (i.e., higher rated tranches have payment priority over mezzanine tranches held by the Fund) and are anticipated to generate high current income. The Fund seeks to invest in CLO securities that the Sub-Adviser believes have the potential to generate attractive risk-adjusted returns. A risk-adjusted return measures an investment’s profit after taking into account the degree of risk that was taken to achieve it.
Although the Fund will focus its investments in the mezzanine tranches of CLOs, it may also invest in the senior or investment grade tranches of CLOs and may invest its assets in the unrated subordinated or equity tranches of CLOs. The equity tranche (“CLO Equity”) is the most junior ownership tranche of a CLO structure that represents a residual claim on the cash flows generated by a diversified pool of leveraged loans, after all senior debt tranches and expenses have been paid. No more than 30% of the Fund’s assets may be in CLOs managed by a single collateral manager and the Fund may not invest more than 20% of its assets in any single CLO.
The Fund may also invest in other related debt securities and debt instruments that are consistent with its investment objectives, including commercial mortgage-backed securities (“CMBS”), residential mortgage-backed securities (“RMBS”), and asset-backed securities (“ABS”). Investments in RMBS and ABS may span a broad segment of consumer creditworthiness segments, which includes exposure to prime, near-prime and subprime consumers. The Fund may also invest without limit in below investment grade fixed income securities and other income-producing instruments. Those instruments include high yield, high risk bonds, commonly referred to as “junk bonds.” Such “junk bonds” also may be considered to possess some speculative characteristics.
The Fund may use leverage as and to the extent permitted by the Investment Company Act of 1940, as amended (the “1940 Act”) and expects to obtain leverage, if any, primarily through reverse repurchase agreements. The Fund may invest in money market instruments and U.S. Government securities on a temporary basis for defensive purposes during adverse market conditions or for cash management purposes. The Fund may invest its assets in illiquid or thinly traded securities. The Fund’s investments in CLOs, ABS, and other debt instruments may include privately issued debt, including securities that are subject to resale restrictions such as those contained in Rule 144A promulgated under the Securities Act of 1933, as amended.
The Fund may lend its portfolio securities to generate additional income.
The Fund is a non-diversified investment company.
Fundamental Research Process.
The Sub-Adviser’s fundamental research process combines a bottom-up issuer analysis and top-down market assessment. A bottom-up issuer analysis relies upon the Sub-Adviser’s fundamental research analysis of individual issuers. A top-down market assessment provides a framework for portfolio risk positioning and sector allocations. Once this is determined, the Sub-Adviser looks for companies that it believes have sustainable competitive positions, strong management teams and the ability to repay or refinance its debt obligations. The Sub-Adviser performs a credit analysis on each potential issuer and a relative value analysis for each potential investment. When selecting investments, the Sub-Adviser may invest in instruments that it believes have the potential for capital appreciation.
Individual investment selection is based on the Sub-Adviser’s fundamental research process. An investment is generally sold when the Sub-Adviser believes that the issue has realized its price appreciation target, the issue no longer offers relative value, or an adverse change in corporate or sector fundamentals has occurred.

Strategy Portfolio Concentration [Text]	The Fund will principally invest its assets in the mezzanine tranches (generally, notes of CLOs rated by a nationally recognized statistical rating organization or “NRSRO” between BBB+ and B-) of U.S. broadly syndicated CLOs.
Aristotle Pacific EXclusive Fund Series H
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund primarily invests in non-investment grade (high yield/high risk, sometimes called “junk bonds”) debt instruments or in instruments with characteristics of non-investment grade debt instruments. Debt instruments in which the Fund invests focus on corporate bonds and notes, but may also include floating rate loans, and may also be of foreign issuers that are denominated in U.S. dollars. Non-investment grade debt instruments are typically issued by companies with lower credit quality and are characterized by higher yields, greater price volatility, lower liquidity, and a higher probability of default. The Fund will principally invest in junk bonds rated B- or above by a nationally recognized statistical rating organization (“NRSRO”) or, if unrated, deemed to be of comparable quality by the Sub-Adviser, each at the time of purchase. The Fund invests principally in instruments that have short-term maturity and may also invest in instruments with intermediate- to long-term maturity. The Fund may invest in investment grade securities, which are: (i) securities rated BBB-/Baa3 or higher by a NRSRO, (ii) securities with comparable short-term NRSRO ratings, or (iii) unrated securities determined by the Sub-Adviser to be of comparable quality, each at the time of purchase. The Fund considers “split-rated” securities, i.e., when two or more NRSROs assign different ratings for the same security, to be of investment grade if at least one of the ratings of the security is comparable to or higher than the ratings disclosed above.
The Fund may invest up to 25% of its net assets in foreign securities.
The Fund may purchase mortgage-backed and asset-backed securities such as collateralized mortgage obligations (“CMOs”), collateralized loan obligations (“CLOs”), commercial mortgage-backed securities (“CMBS”); convertible securities; preferred stocks;
trust preferreds; credit default swaps (“CDS”) and collateralized debt obligations (“CDOs”) of any rating and debt securities issued by the U.S. government or its related agencies, debt securities issued by states or local governments and their agencies, authorities and other instrumentalities, U.S. dollar-denominated debt securities issued by developed foreign governments and corporations. The Fund may invest its assets in illiquid or thinly traded securities. The Fund also may invest in privately issued debt securities of domestic preferred stock, convertible debt securities, American Depositary Receipts (“ADRs”) and real estate investment trusts (“REITs”), including securities that are subject to resale restrictions such as those contained in Rule 144A promulgated under the Securities Act of 1933, as amended.
The Sub-Adviser normally invests the Fund’s assets across different groups of industries/sectors but may invest a significant percentage of the Fund’s assets in issuers in a single sector. The components of the Fund are likely to change over time.
The Fund may lend its portfolio securities to generate additional income.
The Fund is a non-diversified investment company.
Fundamental Research Process.
The Sub-Adviser’s fundamental research process combines a bottom-up issuer analysis and top-down market assessment. A bottom-up issuer analysis relies upon the Sub-Adviser’s fundamental research analysis of individual issuers. A top-down market assessment provides a framework for portfolio risk positioning and sector allocations. Once this is determined, the Sub-Adviser looks for companies that it believes have sustainable competitive positions, strong management teams and the ability to repay or refinance its debt obligations. The Sub-Adviser performs a credit analysis on each potential issuer and a relative value analysis for each potential investment. When selecting investments, the Sub-Adviser may invest in instruments that it believes have the potential for capital appreciation.
Individual investment selection is based on the Sub-Adviser’s fundamental research process. An investment is generally sold when the Sub-Adviser believes that the issue has realized its price appreciation target, the issue no longer offers relative value, or an adverse change in corporate or sector fundamentals has occurred.

Strategy Portfolio Concentration [Text]	The Sub-Adviser normally invests the Fund’s assets across different groups of industries/sectors but may invest a significant percentage of the Fund’s assets in issuers in a single sector. The components of the Fund are likely to change over time.
Aristotle Pacific EXclusive Fund Series I
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund primarily invests in a broad range of investment grade debt securities, including corporate bonds, mortgage-related securities, asset-backed securities, debt securities issued by the U.S. government or its related agencies, debt securities issued by states or local governments and their agencies, authorities and other instrumentalities, U.S. dollar-denominated debt securities issued by developed foreign governments and corporations and floating and variable rate debt instruments; structured notes, including hybrid or “indexed” securities and event-linked bonds; delayed funding loans and revolving credit facilities; bank certificates of deposit; fixed time deposits and bankers’ acceptances; repurchase agreements and reverse repurchase agreements. For these purposes, the Fund defines investment grade securities as: (i) securities rated BBB-/Baa3 or higher by a nationally recognized statistical rating organization (“NRSRO”), (ii) securities with comparable short-term NRSRO ratings, or (iii) unrated securities determined by the Sub-Adviser to be of comparable quality, each at the time of purchase. The Fund considers “split-rated” securities, i.e., when two or more NRSROs assign different ratings for the same security, to be of investment grade if at least one of the ratings of the security is comparable to or higher than the ratings disclosed above.
While the Fund invests primarily in investment grade securities, it may invest up to 5% of its assets in non-investment grade securities, rated B- or above by a NRSRO or, if unrated, deemed to be of comparable quality by the Sub-Adviser, each at the time of purchase.
The Fund may invest its assets in illiquid or thinly traded investments. The Fund also may invest in privately issued debt securities of domestic preferred stock, convertible debt securities, American Depositary Receipts (“ADRs”) and real estate investment trusts (“REITs”), including securities that are subject to resale restrictions such as those contained in Rule 144A promulgated under the Securities Act of 1933, as amended.
The Sub-Adviser normally invests the Fund’s assets across different groups of industries/sectors but may invest a significant percentage of the Fund’s assets in issuers in a single sector. The components of the Fund are likely to change over time.
The Fund may lend its portfolio securities to generate additional income.
The Fund is a non-diversified investment company.
Fundamental Research Process. The Sub-Adviser’s fundamental research process combines a bottom-up issuer analysis and top-down market assessment. A bottom-up issuer analysis relies upon the Sub-Adviser’s fundamental research analysis of individual issuers. A top-down market assessment provides a framework for portfolio risk positioning and sector allocations. Once this is determined, the Sub-Adviser looks for companies that it believes have sustainable competitive positions, strong management teams and the ability to repay or refinance its debt obligations. The Sub-Adviser performs a credit analysis on each potential issuer and a relative value analysis for each potential investment. When selecting investments, the Sub-Adviser may invest in instruments that it believes have the potential for capital appreciation.
Individual investment selection is based on the Sub-Adviser’s fundamental research process. Individual investments may be purchased or sold in the event the Sub-Adviser decides to adjust debt asset class weightings within the portfolio. An investment is generally sold when the Sub-Adviser believes that the issue has realized its price appreciation target, the issue no longer offers relative value, or an adverse change in corporate or sector fundamentals has occurred.
Strategy Portfolio Concentration [Text]	The Sub-Adviser normally invests the Fund’s assets across different groups of industries/sectors but may invest a significant percentage of the Fund’s assets in issuers in a single sector. The components of the Fund are likely to change over time.